Cover	Apr. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2021
Entity File Number	001-39399
Entity Registrant Name	JAMF HOLDING CORP.
Entity Central Index Key	0001721947
Entity Tax Identification Number	82-3031543
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Washington Ave S, Suite 1100
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	605-6625
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	JAMF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false